Employee Benefits - Summary of Information about Group's Defined Benefit Pension Plans (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Defined benefit obligation	$ 160,780	$ 35,529	$ 31,449	$ 27,579	$ 38,811
Fair value of plan assets	(93,903)	(21,147)	(18,108)	(16,581)	(25,366)
Plan deficit - employee benefit liability	66,877	14,382	$ 13,341	$ 10,998	$ 13,445
TFI International pension plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation	27,127	35,529
Fair value of plan assets	(13,437)	(21,147)
Plan deficit - employee benefit liability	13,690	14,382
TForce Freight pension plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation	133,653	0
Fair value of plan assets	(80,466)	0
Plan deficit - employee benefit liability	$ 53,187	$ 0